ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	3 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION

1. ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION

Organization.  SMLP, a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its IPO of common limited partner units. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in the continental United States.  Our business activities are conducted through various operating subsidiaries, each of which is owned or controlled by our wholly owned subsidiary holding company, Summit Holdings, a Delaware limited liability company.  References to the "Partnership," "we," or "our" refer collectively to SMLP and its subsidiaries.

The General Partner, a Delaware limited liability company, manages our operations and activities.  Summit Investments, a Delaware limited liability company, is the ultimate owner of our General Partner and has the right to appoint the entire Board of Directors of our General Partner. Summit Investments is controlled by Energy Capital Partners.  As of March 31, 2017, a subsidiary of Energy Capital Partners directly owned 5,915,827 SMLP common units.

In addition to its approximate 2% general partner interest in SMLP (including the IDRs in respect of SMLP), Summit Investments has indirect ownership interests in our common units.  As of March 31, 2017, Summit Investments beneficially owned 25,854,581 SMLP common units.

Neither SMLP nor its subsidiaries have any employees. All of the personnel that conduct our business are employed by Summit Investments, but these individuals are sometimes referred to as our employees.

Business Operations. We provide natural gas gathering, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term and fee-based agreements with our customers.  Our results are driven primarily by the volumes of natural gas that we gather, treat, compress and process as well as by the volumes of crude oil and produced water that we gather.  We are the owner-operator of or have significant ownership interests in the following gathering systems:

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Ohio Gathering, a natural gas gathering system and a condensate stabilization facility operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•	Summit Utica, a natural gas gathering system operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;
•	Bison Midstream, an associated natural gas gathering system operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;
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Polar and Divide, crude oil and produced water gathering systems and transmission pipelines located in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

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Tioga Midstream, crude oil, produced water and associated natural gas gathering systems, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

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Grand River, a natural gas gathering and processing system located in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah;

•	Niobrara G&P, an associated natural gas gathering and processing system operating in the DJ Basin, which includes the Niobrara and Codell shale formations in northeastern Colorado;
•	DFW Midstream, a natural gas gathering system operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and
•	Mountaineer Midstream, a natural gas gathering system operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia.

In February 2016, the Partnership and SMP Holdings, a wholly owned subsidiary of Summit Investments, entered into a contribution agreement (the "Contribution Agreement") pursuant to which SMP Holdings agreed to contribute to the Partnership substantially all of its limited partner interest in OpCo, a Delaware limited partnership that owns (i) 100% of the issued and outstanding membership interests of Summit Utica, Meadowlark Midstream and Tioga Midstream and collectively with Summit Utica and Meadowlark Midstream, the "Contributed Entities"), each a limited liability company and (ii) a 40% ownership interest in each of OGC and OCC (collectively with OpCo and the Contributed Entities, the “2016 Drop Down Assets”)(the “2016 Drop Down”).  The 2016 Drop Down closed in March 2016; concurrent therewith, a subsidiary of Summit Investments retained a 1% noncontrolling interest in OpCo.

Summit Marketing, a Delaware limited liability company and a wholly owned subsidiary of Summit Holdings, manages OpCo, a Delaware limited liability partnership, and provides natural gas and crude oil marketing services in and around our gathering systems.

Presentation and Consolidation.  We prepare our unaudited condensed consolidated financial statements in accordance with GAAP as established by the FASB.  We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.

The unaudited condensed consolidated financial statements include the assets, liabilities and results of operations of SMLP and its subsidiaries.  All intercompany transactions among the consolidated entities have been eliminated in consolidation.  Comprehensive income or loss is the same as net income or loss for all periods presented.  The financial position, results of operations and cash flows of acquired drop down assets, liabilities, expenses or entities that were carved out of entities held by Summit Investments and included herein have been derived from the accounting records of the respective Summit Investments' subsidiary on a carve-out basis.

SMLP recognized its drop down acquisitions at Summit Investments' historical cost because the acquisitions were executed by entities under common control.  The excess of Summit Investments' net investment over the consideration paid and recognized for a contributed subsidiary is recognized as an addition to partners' capital, while the excess of purchase price paid and recognized over net investment is recognized as a reduction to partners' capital.  Due to the common control aspect, we account for drop down transactions on an “as-if pooled” basis for the periods during which common control existed.

These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the SEC. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information not misleading. In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments, including normal recurring adjustments, which are necessary to fairly present the unaudited condensed consolidated balance sheet as of March 31, 2017, the unaudited condensed consolidated statements of operations, partners' capital and cash flows for the three-month periods ended March 31, 2017 and 2016.  The balance sheet at December 31, 2016 included herein was derived from our audited financial statements, but does not include all disclosures required by GAAP.  These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our annual report on Form 10-K for the year ended December 31, 2016, as filed with the SEC on February 27, 2017 (the "2016 Annual Report"). The results of operations for an interim period are not necessarily indicative of results expected for a full year.